Post-retirement benefits - Post-retirement benefits other than pensions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) person	Dec. 31, 2019 USD ($)
Post-retirement benefits
Market value of plan assets	$ 10,668	$ 9,605
Plan liabilities	13,870
Reduction in liabilities	$ (64)
Post-retirement defined benefits other than pensions
Post-retirement benefits
Retired employees and covered dependants that currently benefit | person	2,953
Current employees that will be eligible on their retirement | person	1,879
Cost of post-retirement benefits	$ 1	$ 3
Market value of plan assets	235
Plan liabilities	$ 209